ACCOUNTING POLICIES - EMPLOYEE BENEFIT (Details)	12 Months Ended
Dec. 31, 2022
Post-employment medical defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of retirement age	10 years